Organization, Consolidation and Principal Activities	9 Months Ended
Sep. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Principal Activities
1.	Organization, Consolidation and Principal Activities
Quhuo Limited (the “Company”, and where appropriate, the term “Company” also refers to its subsidiaries, variable interest entity, and subsidiaries of the variable interest entity as a whole) is an exempt company incorporated in the Cayman Islands with limited liability under the laws of the Cayman Islands on June 13, 2019. The Company, through its subsidiaries, variable interest entity, and subsidiaries of the variable interest entity, are principally engaged in providing end-to-end
operational solutions to
on-demand
consumer service businesses in industries, including food delivery, bike-sharing and ride-hailing in the People’s Republic of China (the “PRC”). The Company does not conduct any substantive operations of its own.
The Company commenced operations through Beijing Quhuo Technology Co., Ltd. in 2012. In preparation of its initial public offering (“IPO”) in the United States, the Company underwent a series of restructuring in 2019 (the “Restructuring”) in order to establish the Company as the parent company and Beijing Quhuo Technology Co., Ltd. (“Beijing Quhuo” or the “VIE”) as the variable interest entity of the Company. On June 14, 2019, the Company incorporated a wholly-owned subsidiary, Quhuo Investment Limited (“Quhuo BVI”) in the British Virgin Islands (“BVI”). On June 17, 2019, the Company incorporated another wholly-owned subsidiary, Quhuo Technology Investment (Hong Kong) Limited (“Quhuo HK”) in Hong Kong. On July 31, 2019, the Company incorporated a wholly-owned subsidiary, Beijing Quhuo Information Technology Co., Ltd. (“WFOE”) in the PRC.
As PRC laws and regulations prohibit and restrict foreign ownership of internet value-added businesses, the Company operates its business primarily through the VIE and the subsidiaries of the VIE. The Company, through the WFOE, entered into power of attorney agreements and an exclusive call option agreement with the nominee shareholders of the VIE, that gave the WFOE the power to direct the activities that most significantly affect the economic performance of the VIE and to acquire the equity interests in the VIE when permitted by the PRC laws, respectively. Certain exclusive agreements were entered into with the VIE through the WFOE, which obligate the WFOE to absorb a majority of the risk of loss from the VIE’s activities and entitle the WFOE to receive a majority of its residual returns. In addition, the WFOE entered into an equity interest pledge agreement for equity interests in the VIE held by the nominee shareholders of the VIE. The Company also agreed to provide unlimited financial support to the VIE for its operations.
Despite the lack of technical majority ownership, the Company has effective control of the VIE through the VIE Agreements and a parent-subsidiary relationship exists between the Company and the VIE. Through the VIE Agreements, the shareholders of the VIE effectively assigned all of their voting rights underlying their equity interest in the VIE to the Company. In addition, through the other exclusive agreements, which consist of exclusive call option agreement, exclusive business cooperation agreement, and equity interest pledge agreement, the Company, through its wholly-owned subsidiaries in the PRC, have the right to receive economic benefits from the VIE that could be potentially significant to the VIE. Lastly, through the financial support undertaking letter, the Company has the obligation to absorb losses of the
VIE that could potentially be significant to the VIE. Therefore, the Company is considered the primary beneficiary of the VIE and consolidates the VIE and its consolidated subsidiaries as required by SEC Regulation
S-X
Rule
3A-02
and Accounting Standard Codification (“ASC”) Topic 810,
Consolidation: Overall
(“ASC 810”).
As of September 30, 2021, RMB271,867 of accounts receivable and RMB15,016 of property and equipment of the VIE were pledged or collateralized. Creditors of the VIE have no recourse to the general credit of the Company, who is the primary beneficiary of the VIE, through its 100% controlled subsidiary WFOE. The Company did not provide any financial or other support to the VIE other than what is obligated by the agreements described above. The following table sets forth the assets and liabilities of the VIE’s included in the Company’s consolidated balance sheets:

	As of December 31,	As of September 30,
	2020	2021	2021

	RMB	RMB	US$
ASSETS:
Current assets:
Cash	93,007	53,156	8,250
Restricted cash	401	2,314	359
Short-term investments	34,634	36,591	5,679
Accounts receivable	381,248	468,159	72,657
Prepayments and other current assets	44,662	64,347	9,986
Amounts due from related parties	2,940	—	—

Total current assets	556,892	624,567	96,931

Non-current assets:
Property and equipment, net	23,310	15,829	2,457
Intangible assets, net	111,990	129,382	20,080
Long-term investments	1,065	6,105	947
Operating lease right-of-use assets, net	32,534	8,302	1,288
Goodwill	118,724	118,724	18,426
Deferred tax assets	2,370	13,794	2,141
Other non-current assets	105,501	142,144	22,060

Total non-current assets	395,494	434,280	67,399

Total assets	952,386	1,058,847	164,330

	As of December 31,	As of September 30,
	2020	2021	2021

	RMB	RMB	US$
LIABILITIES:
Current liabilities:
Accounts payable	268,939	303,965	47,175
Accrued expenses and other current liabilities	102,053	147,549	22,899
Short-term debt	73,837	140,574	21,817
Short-term lease liabilities	17,707	5,339	829
Amounts due to related parties		18,887	2,931

Total current liabilities	462,536	616,314	95,651

Non-current liabilities:
Deferred tax liabilities	727	—	—
Long-term debt	5,135	420	65
Long-term lease liabilities	14,623	1,695	263
Other non-current liabilities	41,014	48,996	7,604

Total non-current liabilities	61,499	51,111	7,932

Total liabilities	524,035	667,425	103,583

The VIE’s net asset balance was RMB428,351 and RMB391,422 (US$60,747
)
as of December 31, 2020 and S
e
ptember 30, 2021, respectively.

The table sets forth the results of operations and cash flows of the VIE included in the Company’s consolidated statements of comprehensive loss and cash flows for the nine months ended September 30, 2020 and 2021, respectively:

	Nine Months Ended September 30,
	2020	2021	2021
	RMB	RMB	US$
Revenue	1,709,739	2,943,811	456,872
Net loss	(27,388)	(73,706)	(11,439)
Net cash provided by (used in) operating activities	34,949	(28,121)	(4,365)
Net cash used in investing activities	(102,393)	(47,603)	(7,387)
Net cash provided by financing activities	65,936	37,698	5,850
Effect of exchange rate changes on cash	324	88	14
Net (decrease) increase in cash	(1,184)	(37,938)	(5,888)